Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 6,898	$ 9,226	$ 14,134	$ 19,464
Interest expense	2,044	3,761	4,245	8,778
Net interest income	4,854	5,465	9,889	10,686
Interest and dividend income [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	6,898	9,226	14,134	19,464
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,080	2,436	2,252	5,421
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	92	305	194	614
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	5,726	6,485	11,688	13,429
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	2,044	3,761	4,245	8,778
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	702	1,635	1,439	3,995
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 1,342	$ 2,126	$ 2,806	$ 4,783